Share-Based Compensation (Compensation Cost Recognized in Income Statement) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Before-Tax Share-Based Compensation	$ 37.6	$ 45.7	$ 44.0
Discontinued Operations [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Before-Tax Share-Based Compensation	6.6	6.2	6.0
Continuing Operations [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Before-Tax Share-Based Compensation	31.0	39.5	38.0
Income Tax Benefit	(10.8)	(13.8)	(13.5)
After-Tax Share-Based Compensation	$ 20.2	$ 25.7	$ 24.5